Leases - Summary of Lease Liabilities and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Lease liabilities [abstract]
Current	$ 5	$ 6	[1]	$ 6	[1]
Non-Current	59	67	[1]	26	[1]
Total lease liabilities	64	73
Lease Expenses Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income [Abstract]
Interest on lease liabilities	5	3		2
Depreciation on right-of-use assets	8	8		7
Impairment of right-of-use assets	4	0		0
Lease expense	17	11		9
Lease Outflows Amounts recognized in the Consolidated Statement of Cash Flows [Abstract]
Interest paid on lease liabilities	3	2		2
Principal payment on lease liabilities	5	6		6
Total cash outflow for leases	$ 8	$ 8		$ 8

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.